Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Opportunities Fund	Dec. 30, 2022
Fidelity Series Emerging Markets Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.11%)
Past 5 years	12.44%
Past 10 years	7.68%
Fidelity Series Emerging Markets Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.15%)
Past 5 years	10.69%
Past 10 years	6.77%
Fidelity Series Emerging Markets Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.67%)
Past 5 years	9.54%
Past 10 years	6.08%
IXYE0
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Past 10 years	5.53%